Investments in Associates and Joint Ventures - Additional Information (Detail) ₱ / shares in Units, $ in Thousands, € in Millions																																						1 Months Ended				12 Months Ended									23 Months Ended
	Feb. 01, 2019	Dec. 03, 2018 PHP (₱)	Nov. 08, 2018 PHP (₱)	Jul. 31, 2018 PHP (₱)	Mar. 02, 2018 PHP (₱)	Feb. 15, 2018 PHP (₱)	Dec. 18, 2017 PHP (₱)	Dec. 15, 2017 PHP (₱) ₱ / shares shares	Dec. 05, 2017	Sep. 15, 2017 EUR (€)	Jun. 27, 2017 PHP (₱)	Jun. 13, 2017 PHP (₱)	May 30, 2017	May 19, 2017 USD ($)	Apr. 25, 2017 PHP (₱)	Apr. 20, 2017 PHP (₱) shares	Feb. 28, 2017 PHP (₱) ₱ / shares shares	Dec. 01, 2016	Sep. 30, 2016 PHP (₱) shares	Aug. 24, 2016 ₱ / shares shares	Jul. 22, 2016 USD ($)	May 30, 2016 PHP (₱) Entity Tranche ₱ / shares	Jun. 29, 2015 PHP (₱)	Jun. 09, 2015 PHP (₱)	Jun. 01, 2015 PHP (₱)	May 21, 2015 PHP (₱)	Apr. 14, 2015 PHP (₱)	Feb. 27, 2015 PHP (₱)	Jan. 20, 2015	Jun. 24, 2014 PHP (₱)	May 11, 2014 PHP (₱)	Feb. 19, 2014 PHP (₱)	Sep. 27, 2013 PHP (₱)	Feb. 05, 2013 USD ($)	Jun. 06, 2012 PHP (₱)	May 08, 2012	Mar. 24, 2000 PHP (₱)	Mar. 31, 2018 PHP (₱)	Jun. 30, 2017 PHP (₱)	Jun. 30, 2013 PHP (₱)	Dec. 31, 2000	Dec. 31, 2018 PHP (₱)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 PHP (₱)	Dec. 31, 2016 PHP (₱)	Dec. 31, 2016 EUR (€)	Dec. 31, 2014 PHP (₱) ₱ / shares shares	Dec. 31, 2012 PHP (₱)	Dec. 31, 2011 PHP (₱)	Dec. 14, 2014 PHP (₱) shares	Dec. 14, 2014 USD ($) shares	Apr. 02, 2018 PHP (₱)	Mar. 23, 2018 PHP (₱)	Sep. 15, 2017 PHP (₱)	May 29, 2017 PHP (₱)	Sep. 09, 2016 PHP (₱)	Jan. 20, 2012 PHP (₱)	Oct. 25, 2011 PHP (₱)	May 12, 2010 PHP (₱)	Mar. 30, 2010 PHP (₱)	Apr. 19, 2001 PHP (₱)	Apr. 19, 2001 USD ($)
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates																																										₱ 20,498,000,000			₱ 12,041,000,000
Equity interest acquired																				87.12%		50.00%
Amount of equity interest acquired																																										55,427,000,000			46,130,000,000	₱ 56,858,000,000
Cash distribution received out of redemption of preferred shares and buyback of ordinary shares | $																																											$ 57,050
Consideration paid (received)				₱ 1,152,000,000			₱ 1,294,000,000					₱ 21,800,000,000										₱ 26,200,000,000					₱ 26,487,000,000			₱ 13,243,000,000
Net proceeds form sale of business | $														$ 330,000
Impairment of investments																																							₱ 439,000,000			172,000,000			2,562,000,000	5,515,000,000
Accumulated share in net losses amount																																										183,000,000			61,000,000
Percentage of acquiring other interest																						50.00%
Number of other entities | Entity																						2
Cash consideration upon acquisition																						₱ 52,800,000,000
Number of tranches | Tranche																						3
Assumed liabilities																						₱ 17,200,000,000
Amount advanced to cover working capital requirements																																																								₱ 2,600,000,000
Outstanding advances																																										11,359,000,000
Intangible assets																																										7,204,000,000			8,204,000,000
Goodwill																																										61,379,000,000			61,379,000,000
Goodwill | shares																				165,880,000
Percentage of outstanding common stock purchases under tender offer																				12.82%
Tender offer to purchase common shares price per share. | ₱ / shares																				₱ 2.20
Tender offer expiration date.																				Oct. 20, 2016
Number of shares tendered. | shares																				107,000,000
Percentage of issued and outstanding common shares under shares tendered																				8.30%
Carrying value of investments in joint ventures																																										34,929,000,000			34,089,000,000
Equity interest paid																																										111,000,000			5,633,000,000	21,524,000,000
Loss on investment written-off																																										362,000,000
Percentage of subscription used to fund the issuance of share capital																						56.00%
Amount receivable period					2019 to 2021
Total comprehensive income (loss):																																										17,566,000,000			15,652,000,000	17,708,000,000
Revenues																																										164,752,000,000			159,926,000,000	165,262,000,000
Expenses																																										150,979,000,000			150,415,000,000	140,559,000,000
Other income																																										14,110,000,000			10,550,000,000	9,799,000,000
NET INCOME																																										18,973,000,000			13,466,000,000	20,162,000,000
Other comprehensive income (loss) (Note 6)																																										(1,407,000,000)			2,186,000,000	(2,454,000,000)
Vega Telecom Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																						50.00%
Outstanding advances																																										11,038,000,000
Intangible assets																						₱ 18,885,000,000
Goodwill																						₱ 17,824,000,000
Percentage of issued and outstanding capital stock																				99.10%
Carrying value of investments in joint ventures																																										32,541,000,000			32,550,000,000
Equity interest paid | €																																												€ 7.4			€ 2.6
Total comprehensive income (loss):																																										(120,000,000)			110,000,000	(2,055,000,000)
Revenues																																										2,505,000,000			2,532,000,000	1,189,000,000
NET INCOME																																										(120,000,000)			110,000,000	(2,055,000,000)
Bow Arken Holdings Company [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																						50.00%
Outstanding advances																																										238,000,000
Brightshare Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																						50.00%
Outstanding advances																																										83,000,000
Multisys [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired			45.73%
Carrying value of investments in joint ventures		₱ 550,000,000	₱ 2,150,000,000																																							2,388,000,000
Payment for acquisition of existing shares		523,000,000
Investment as deposit for future stock subscription		₱ 800,000,000
Business acquisition of shares outstanding																																										27,000,000
Subscription payable																																										800,000,000
Contingent consideration																																										₱ 230,000,000
Philippines Internet Holding S.a.r.l. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																													50.00%
Carrying value of investments in joint ventures																																													1,539,000,000
Percentage of equity interest																													33.33%
Beacon Electric Asset Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Shares redeemed | shares																79,000,000			198,000,000
Equity interest paid																						₱ 5,000,000,000
Increase in authorized capital																						6,000,000,000
Redemption of shares, Value															₱ 43,000,000				₱ 21,000,000
Share issued																						17,000,000,000
Consideration received in future																						₱ 9,200,000,000
PCEVs Beacon Electric Asset Holdings Inc [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired									75.00%
Consideration paid (received)					₱ 4,852,000,000							21,800,000,000
Consideration settled											₱ 12,000,000,000	12,000,000,000
Consideration to be settled											₱ 9,800,000,000	₱ 9,800,000,000
Consideration settlement period in installments											annual installments from June 2018 to June 2021																															annual installments from June 2018 to June 2021	annual installments from June 2018 to June 2021	annual installments from June 2018 to June 2021
Percentage of receivable proposed for sale									50.00%
Period of proceeds from sale of shares									2019 to 2021
Amounts receivable					₱ 5,550,000,000
PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Remaining percentage of interest in joint venture																																							25.00%
Metro Pacific Investments Corporation And Ayala Group
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Receivables from divestment of assets																																																					₱ 2,124,000,000	₱ 2,230,000,000
Metro Pacific Investments Corporation [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Receivables from divestment of assets																																										₱ 4,353,000,000
Allowance for expected credit losses																																										2,000,000			15,552,000,000
Aggregated individually immaterial joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Outstanding contingent liabilities																																										0			0
Total comprehensive income (loss):																																													322,000
Revenues																																										35,000,000
Expenses																																										21,000,000
Other income																																										1,000,000
NET INCOME																																										15,000,000
Other comprehensive income (loss) (Note 6)																																										15,000,000
Tranche One [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of consideration paid upon acquisition																						50.00%
Tranche Two [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of consideration paid upon acquisition																		25.00%
Tranche Three [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of consideration paid upon acquisition													25.00%
Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Consideration paid (received)																																			₱ 3,563,000,000
Common Stock [Member] | Beacon Electric Asset Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Increase in authorized capital																						₱ 3,000,000,000
Par value | ₱ / shares																						₱ 1.00
2,760,000 Subscribed Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares subscribed or to be issued | shares																	2,800,000
Subscribed per share | ₱ / shares																	₱ 4,000
Premium over par value per subscribed share | ₱ / shares																	₱ 3,000
Subscription share price																	₱ 11,040,000,000
Premium over subscription share price																	8,280,000,000
Subscribed payment																	₱ 11,040,000,000
800,000 Subscribed Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares subscribed or to be issued | shares								600,000									800,000
Subscribed per share | ₱ / shares								₱ 5,000									₱ 4,000
Premium over par value per subscribed share | ₱ / shares								₱ 4,000									₱ 3,000
Subscription share price								₱ 3,000,000,000									₱ 3,200,000,000
Premium over subscription share price								₱ 2,400,000,000									2,400,000,000
Subscribed payment																	₱ 148,000,000																												2,990,000,000
Advances outstanding to cover assumed liabilities and working capital requirements of acquired companies																																										₱ 51,000,000
Class A Preferred Shares [Member] | Beacon Electric Asset Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Increase in authorized capital																						₱ 2,000,000,000
Par value | ₱ / shares																						₱ 1.00
Class B Preferred Shares | Beacon Electric Asset Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Increase in authorized capital																						₱ 1,000,000,000
Par value | ₱ / shares																						₱ 1.00
Class A And B Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Dividends declared																																													3,355,000,000
Digitel [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Reversal of impairment																																													201,000,000					₱ 92,000,000
Description Of Significant Influence In Joint Venture																																										Though Digitel owns more than half of the voting interest in ANPC, management has assessed that Digitel only has significant influence, and not control, due to certain governance matters.	Though Digitel owns more than half of the voting interest in ANPC, management has assessed that Digitel only has significant influence, and not control, due to certain governance matters.	Though Digitel owns more than half of the voting interest in ANPC, management has assessed that Digitel only has significant influence, and not control, due to certain governance matters.
Metro Pacific Investments Corporation And Ayala Group
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Description of concession agreement																																										MPIC and Ayala Group signed a ten-year concession agreement with the DOTC to build and implement the AFCS project	MPIC and Ayala Group signed a ten-year concession agreement with the DOTC to build and implement the AFCS project	MPIC and Ayala Group signed a ten-year concession agreement with the DOTC to build and implement the AFCS project
Metro Pacific Investments Corporation And Ayala Group | Beacon Electric Asset Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Settled portion of consideration																							₱ 8,487,000,000	₱ 17,000,000,000				₱ 10,243,000,000		₱ 3,000,000,000							₱ 1,000,000,000
Events After Reporting Period | Multisys [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired	45.73%
Beneficial Trust Fund Holdings Inc. [Member] | Major business combination [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates						70.00%
Carrying value of investments in associates						₱ 1,664,000,000
Associates [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Dividends received																																										₱ 0			0	0
Outstanding contingent liabilities																																										₱ 0			₱ 0
Meralco [Member] | Beacon Electric Asset Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Deferred gain recognized																																																											₱ 8,145,000,000	₱ 8,047,000,000
Meralco [Member] | Common Stock [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Amount of equity interest acquired																																																												₱ 23,130,000,000
Bottom Of Range [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																										5.00%	5.00%	5.00%	5.00%
Equity interest acquired																																										5.00%	5.00%	5.00%	5.00%
Bottom Of Range [Member] | Vega Telecom Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of issued and outstanding common shares owned by VTI																				95.00%
MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Recoverable amount																																													₱ 1,664,000,000
Provision for impairment																																													1,784,000,000
iCommerce Investments Pte. Ltd. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Arbitral proceedings, amount | €										€ 2.6
Percentage of voting equity interests acquired										33.33%
Value of shares acquired																																																							₱ 0
PLDT Communications and Energy Ventures, Inc. [Member] | Common Stock [Member] | Beacon Electric Asset Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Amount of equity interest acquired																																																										₱ 2,700,000,000	15,136,000,000		₱ 23,130,000,000
PLDT Communications and Energy Ventures, Inc. [Member] | Class A Preferred Shares [Member] | Beacon Electric Asset Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Amount of equity interest acquired																																																											₱ 15,136,000,000
PLDT Communications and Energy Ventures, Inc. [Member] | Class B Preferred Shares | Beacon Electric Asset Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Amount of equity interest acquired																₱ 1,000,000,000						₱ 3,500,000,000																																			₱ 2,500,000,000
PLDT Communications and Energy Ventures, Inc. [Member] | Class A And B Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Dividends received																																													833,000,000
Voyager Innovations Holdings, Pte. Ltd. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Gain on remeasurement of retained interest																																										₱ 12,054,000,000
Carrying value of investments in associates																																										10,487,000,000
Total comprehensive income (loss):																																										(537,000,000)
Revenues																																										136,000,000
NET INCOME																																										(535,000,000)
Other comprehensive income (loss) (Note 6)																																										(2,000,000)
MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Total deposits																																																₱ 2,250,000,000
Carrying value of investments in associates																																										9,262,000,000			10,835,000,000
Additional Investments																																										2,700,000,000			2,500,000,000	5,500,000,000
Additional Investments for subscription																															₱ 300,000,000
Allowance for impairment																																													1,784,000,000
Amount of equity interest acquired																																										10,022,000,000			8,696,000,000
Percentage of economic interest transferred to employees																																				40.00%
MediaQuest PDRs [Member] | Cignal TV [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Total deposits																																																	₱ 6,000,000,000
Percentage of investment in associates																																	64.00%																40.00%
Carrying value of investments in associates																																	₱ 6,000,000,000
MediaQuest PDRs [Member] | Satventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																								40.00%
Carrying value of investments in associates																																	₱ 3,600,000,000							₱ 3,600,000,000
MediaQuest PDRs [Member] | Hasting [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																									70.00%
Carrying value of investments in associates																									₱ 3,250,000,000															₱ 1,950,000,000
Additional Investments																										₱ 800,000,000																						₱ 500,000,000
Settlement amount																										₱ 200,000,000
MediaQuest PDRs [Member] | Hasting philippine depository receipts [Member] | Top of range [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Additional Investments																																₱ 500,000,000
Cignal TV [Member] | Pay TV business [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Provision for impairment																																													0
Digitel Crossing, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates																																										₱ 591,000,000			510,000,000
Digitel Crossing, Inc. [Member] | Digitel [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																										60.00%	60.00%	60.00%
Equity interest acquired																																									40.00%
Digitel Crossing, Inc. [Member] | Pacnet Network Philipines Inc [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																									40.00%
Digitel Crossing, Inc. [Member] | Broadband Infrastructure Group Ltd [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																									20.00%
Digitel Crossing, Inc. [Member] | Asia Netcom Philippines Corp. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																										20.00%	20.00%	20.00%
Asia Netcom Philippines Corp. [Member] | Digitel [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																										40.00%	40.00%	40.00%
Percentage of ownership interest in subsidiary acquired																																																														60.00%	60.00%
Amount of equity interest acquired																																																														₱ 69,000,000	$ 2,000
Asia Netcom Philippines Corp. [Member] | Pacnet Network Philipines Inc [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of ownership interest in subsidiary acquired																																																														40.00%	40.00%
Asia Outsourcing Beta Limited [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates																																										₱ 36,000,000			78,000,000
Asia Outsourcing Beta Limited [Member] | Asia Outsourcing Gamma Limited Customer Relationship Management [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Consideration paid (received) | $																					$ 180,900
Description of completion of sale transaction																																										The transaction was completed on September 30, 2016	The transaction was completed on September 30, 2016	The transaction was completed on September 30, 2016
Asia Outsourcing Beta Limited [Member] | Common Stock [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates																																										₱ 36,000,000			₱ 78,000,000
Asia Outsourcing Beta Limited [Member] | PLDT Global Investments Corporation [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Cash distribution received out of redemption of preferred shares and buyback of ordinary shares | $																					$ 11,200
Asia Outsourcing Beta Limited [Member] | PLDT Global Investments Corporation [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																		20.00%																	20.00%	20.00%
Amount of equity interest acquired | $																																		$ 40,000
Shares transferred to employees, net payment | $																																																				$ 81
Cash distribution received out of redemption of preferred shares and buyback of ordinary shares																																																			₱ 41,800,000
Percentage of economic interest transferred to employees																																																			18.32%	18.32%
Percentage of interest in associates by subsidiary																																										18.32%	18.32%	18.32%	18.32%
Asia Outsourcing Beta Limited [Member] | PLDT Global Investments Corporation [Member] | Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Amount of equity interest acquired | $																																		39,800
Number of shares transferred | shares																																																			9,643	9,643
Shares redeemed | shares																																																			35,300,000	35,300,000
Asia Outsourcing Beta Limited [Member] | PLDT Global Investments Corporation [Member] | Common Stock [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Amount of equity interest acquired | $																																		$ 200
Number of shares transferred | shares																																																			27	27
AF Payments, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Unrecognized share in net earnings (losses) of associates and joint ventures																																										₱ 122,000,000
AF Payments, Inc. [Member] | Smart [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																																20.00%
Amount of shares subscribed																																																₱ 503,000,000
Subscription price per share | ₱ / shares																																																₱ 1.00
AF Payments, Inc. [Member] | Smart [Member] | Series B Preferred Stock
Disclosure of Investments in Associates and Joint Ventures [Line Items]
subscribed shares equivalent to amount subscribed | shares																																																503,000,000
Smart Communications, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Impairment of investments																																						₱ 60,000,000
AIL [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Total comprehensive income (loss):																																										(80,000,000)			₱ 58,000,000	526,000,000
Revenues																																										104,000,000			107,000,000	1,960,000,000
NET INCOME																																										₱ (80,000,000)			59,000,000	₱ 526,000,000
Other comprehensive income (loss) (Note 6)																																													₱ (1,000,000)
AIL [Member] | A Ce S Philippines
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																										36.99%	36.99%	36.99%
Recognized full impairment provision in respect of investment																																										₱ 1,896,000,000